INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
Schedule of the Company's intangible assets
	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Purchased software, net	3,368	5,563	896
Addition	3,139	6,202	999
Disposal	—	(275)	(44)
Less: amortization	(944)	(1,169)	(188)

	5,563	10,321	1,663

Schedule of estimated annual amortization expense for each of the five succeeding fiscal years

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2015	2,248	362
2016	2,248	362
2017	2,248	362
2018	1,475	238
2019	1,451	234